GENERAL	6 Months Ended
Jun. 30, 2025
GENERAL
GENERAL

NOTE 1: — GENERAL

a.	Freightos Limited (the “Company” or “Freightos Cayman”, and together with its subsidiaries — “Freightos” or the “Group”) was incorporated on April 12, 2022 under the laws of the Cayman Islands. The Company is an exempted company limited by shares.

The Company is a publicly traded company whose Ordinary shares and warrants are listed on the Nasdaq Capital Market under the symbols “CRGO” and “CRGOW”, respectively.

b.	Freightos operates a leading, vendor-neutral booking and payment platform for international freight. Freightos’ Platform supports supply chain efficiency and agility by enabling real-time procurement of ocean and air shipping across more than ten thousand importers/exporters, thousands of forwarders, and dozens of airlines and ocean carriers.

Freightos operates its business through two segments - Platform and Solutions. The Platform segment provides digitized price quoting, booking and payments while considering actual capacity among global freight participants. The Solutions segment provides software tools and data to help industry participants automate their pricing, sales, and procurement processes.

c.	The Group has the following subsidiaries as of June 30, 2025:

Freightos Hong Kong Limited (“Freightos-HK”), a wholly-owned subsidiary of the Company, was incorporated in Hong-Kong on January 10, 2012. Through September 30, 2022 Freightos-HK served as the holding company of the rest of the group entities and on that date distributed the shares of several of its subsidiaries to the Company. Freightos-HK is principally engaged in the provision of business interface and fronting services to its Israeli affiliate.

Freightos Ltd. (the “Israeli subsidiary”), a wholly-owned subsidiary of the Company (directly and indirectly through Freightos-HK) was incorporated in Israel on August 8, 2012 and started its operation on that date. Currently, the Israeli subsidiary owns almost all of the technology and intellectual property of the Group.

Freightos Software Development and Data Services Ltd. (the “Palestinian subsidiary”), a wholly-owned subsidiary of the Company (whose shares are partially held in trust for the Company), was registered on January 18, 2012 in Ramallah, within the Palestinian Authority. The Palestinian subsidiary’s main activity is the development of certain software and know-how related to the Group’s offering of software and services, and customer and technical support.

Freightos Inc. (the “US subsidiary”), a wholly-owned subsidiary of the Company, was incorporated in Delaware in the United States on May 28, 2015. The US subsidiary is engaged in rendering billing services on behalf of the Israeli subsidiary and holds the membership interests of 9T Technologies LLC and the shares of Clearit Customs Services Inc. (see below).

Freightos, S.L.U. (formerly: Web Cargo S.L.U) (the “Spanish subsidiary”), a wholly-owned Spanish subsidiary of the Company, was acquired in August 2016. The Spanish subsidiary is a software company that seeks to provide a competitive edge to air freight forwarders by optimizing rate management tasks. Currently, the Spanish subsidiary operates as a low-risk distributor for certain of the Group’s products and services, as well as a contracted research and development, and other related services, service provider for the Israeli subsidiary.

Freightos Information Technology (Shanghai) Co., Ltd. (the “China subsidiary”), a wholly-owned subsidiary of Freightos-HK, was established on January 17, 2018, in the People’s Republic of China. The China subsidiary engages in providing certain customer and technical support services to the Group.

NOTE 1: — GENERAL (Cont.)

Freightos India Private Limited, a wholly-owned subsidiary of Freightos-HK, was established on March 13, 2019, in India, to act as a low-risk distributor of certain of the Group’s products and services in India.

9T Technologies LLC. (“7LFreight”), a wholly-owned subsidiary of the US subsidiary, organized in the US, was acquired through a business combination closed on December 30, 2021. 7LFreight is a software company that seeks to provide a competitive edge to air freight forwarders by optimizing rate management tasks.

Clearit Customs Brokers Inc. (“Clearit-CA”), a wholly-owned subsidiary of the Company, was established in June 2021 in Canada to acquire certain assets as part of a business combination completed on February 16, 2022. Clearit-CA is engaged in the business of providing online customs clearance and brokerage services in Canada.

Clearit Customs Services, Inc. (“Clearit-US”), a wholly-owned subsidiary of the US subsidiary, incorporated in the US, was acquired through a business combination completed on February 16, 2022. Clearit-US is engaged in the business of providing online customs clearance and brokerage services in the US.

Shipsta S.àr.l. (“Shipsta”), a wholly-owned subsidiary of the Israeli subsidiary, incorporated in Luxembourg, was acquired through a business combination closed on August 16, 2024. Shipsta, is a leading freight tender procurement platform used to procure freight at scale from leading freight forwarders and carriers.

d.

These interim consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. As of June 30, 2025, the Company had an accumulated deficit of $215,447. During the six months ended June 30, 2025, Freightos incurred a loss of $8,777 and negative cash flow from operating activities of $2,532. Freightos management concluded that the Company has sufficient funds to continue its operations and meet its obligations for a period of at least twelve months from the date the financial statements are issued.